LABOR COSTS (Included Cost of sales and Selling, General and Administrative expenses) (Tables)	12 Months Ended
Dec. 31, 2023
Labor Costs [Abstract]
Schedule of Labor Costs

	Year ended December 31,
	2023	2022	2021

Wages, salaries and social security costs	1,216,566	1,093,105	878,347
Termination benefits	23,189	22,246	18,677
Post-employment benefits (Note 21 (i))	56,623	46,381	43,287

Labor costs	1,296,378	1,161,732	940,311
As of December 31, 2023, 2022 and 2021, the number of employees was 34,458, 20,510 and 20,142, respectively.